CASH AND CASH EQUIVALENTS (Details 2 Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Reclassification from investing activities to financing activities [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Amount of reclassifications or changes in presentation	$ 52,782